Warrants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 D $ / shares shares	Dec. 31, 2021 D $ / shares shares
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for filling registration statement within number of days of business combination	60 days	60 days
Stock price trigger for redemption of public warrants | $ / shares	$ 16.50	$ 16.50
Threshold trading days for redemption of public warrants	20 days	20 days
Number of trading days over which the reported sale price is measured when determining the redemption price | D	30	30
Share price | $ / shares	$ 9.50	$ 9.50
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value.	165.00%	165.00%
Public Warrants
Number of fractional shares that will be issued upon exercise of warrants	0	0
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants exercisable term from the completion of business combination	5 years	5 years
Warrants exercisable for cash	0	0
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Redemption Period	30 days	30 days
Warrants outstanding	12,500,000	12,500,000
Private Warrants
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Warrants outstanding	4,238,636	4,238,636